Derivative Financial Assets	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Derivative Financial Assets
DERIVATIVE FINANCIAL ASSETS

	US dollar
Figures in million	2018	2017

Financial assets
Non-current	6	24

Rand gold hedging contracts - hedge accounted (a)	5	23
US$ commodity contracts (b)	1	1

Current	39	117

Rand gold hedging contracts - hedge accounted (a)	29	82
US$ commodity contracts (b)	5	1
Foreign exchange hedging contracts (c)	5	34

Total derivative financial assets	45	141

	US dollar
Figures in million	2018	2017

Financial liabilities
Non-current	1	—

Rand gold hedging contracts - non-hedge accounted (a)	1	—

Current	15	—

Foreign exchange hedging contracts (c)	15	—

Total derivative financial liabilities	16	—

20	DERIVATIVE FINANCIAL ASSETS continued

a)
Harmony has entered into rand gold forward sale derivative contracts to hedge the risk of lower rand/gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves - refer to note 25). During the year ended 30 June 2018, the contracts that matured realised a gain of US$93.2 million (2017: US$54.7 million), of which US$93.2 million (2017: US$53.5 million) has been included in revenue. There was no ineffective portion in the current year (2017: US$1.2 million). The unamortised portion of the day one gain or loss amounted to US$0.9 million at 30 June 2018 (2017: US$2.6 million). The loss from non-hedge accounted rand gold forward sale contracts included in gains on derivatives amounted to US$0.9 million (2017: US$nil).

b)
Harmony maintains a hedging programme for Hidden Valley by entering into commodity hedging contracts. The contracts comprise US$ gold forward sale derivative contracts as well as silver zero cost collars which establish a minimum (floor) and maximum (cap) silver sales price. Hedge accounting is not applied and the resulting gains and losses are recorded in gains on derivatives in the income statement. The gain amounted to US$2.7 million (2017: US$1.5 million).

c)
Harmony maintains a foreign exchange hedging programme in the form of zero cost collars, which sets a floor and cap US$/Rand exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts. As hedge accounting is not applied, the resulting gains and losses have been recorded in gains on derivatives in the income statement (refer to note 7). These gains amounted to US$8.8 million (2017: US$79.6 million).

The following table shows the open position at the reporting date:

	FY19				FY20				TOTAL
2018	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4

US$ZAR

Zero cost collars
US$m	94	53	45	60	—	—	—	—	252
Floor	14.09	14.14	13.14	13.09	—	—	—	—	13.69
Cap	15.09	15.08	13.80	13.77	—	—	—	—	14.54

Forward contracts
$m	8	59	69	65	18	18	18	18	273
FEC	13.55	13.50	13.63	13.76	14.59	14.76	14.94	15.12	13.95

R/gold

'000 oz	54	51	53	41	43	34	15	9	300
R'000/kg	697	621	630	614	622	643	631	655	639

US$/gold

'000 oz	24	24	20	18	6	4	—	—	96
US$/oz	1 288	1 291	1 335	1 338	1 370	1 400	—	—	1 318

Total gold

'000 oz	78	75	73	59	49	38	15	9	396

US$/silver

'000 oz	240	240	90	90	90	—	—	—	750
Floor	17.10	17.10	17.30	17.30	17.40	—	—	—	17.19
Cap	18.10	18.10	18.30	18.30	18.40	—	—	—	18.19

Refer to note 4 for the details on the fair value measurements.